INCOME TAXES - Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax provision (benefit) from federal statutory rate			$ (2,190)	$ (2,330)
Tax on income not subject to entity level federal income tax			1,897	2,467
State income taxes, net of federal tax effect			(280)	0
Warrant liability fair value change			1,856	0
Other permanent adjustments			434	0
True-ups and other			(465)	0
Foreign tax credit			(63)	0
Canadian tax expense			823	0
Canadian tax expense			261	0
Valuation Allowance			812	0
Provision for income taxes	$ 117	$ 52	$ 3,085	$ 137